Consolidated Statement of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2015	$ 21,082	$ 2,703	$ 504	$ 9,746	$ 16,028	$ (1,442)	$ (6,457)
Beginning balance (shares) at Dec. 31, 2015			503,880				104,228
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,138
Other comprehensive income (loss)	(598)					(598)
Preferred stock issued	493	493
Cash dividends declared:
Common stock dividends	(559)				(559)
Preferred stock cash dividend	(173)				(173)
Common stock acquired	(1,365)						$ (1,365)
Common stock acquired (shares)							21,098
Common stock awards vested	175			36			$ 139
Common stock awards vested (shares)							(3,369)
Other	0				(1)		$ 1
Other (shares)							16
Ending balance at Dec. 31, 2016	21,193	3,196	$ 504	9,782	17,433	(2,040)	$ (7,682)
Ending balance (shares) at Dec. 31, 2016			503,880				121,941
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,156				2,156
Other comprehensive income (loss)	1,031					1,031
Cash dividends declared:
Common stock dividends	(596)				(596)
Preferred stock cash dividend	(182)				(182)
Common stock acquired	(1,450)						$ (1,450)
Common stock acquired (shares)							16,788
Common stock awards vested	120			16			$ 104
Common stock awards vested (shares)							(2,503)
Other	(2)			(1)	(2)		$ 1
Other (shares)							4
Ending balance at Dec. 31, 2017	22,270	3,196	$ 504	9,799	18,809	(1,009)	$ (9,029)
Ending balance (shares) at Dec. 31, 2017			503,880				136,230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,593				2,593
Other comprehensive income (loss)	(347)					(347)
Preferred stock issued	494	494
Common stock issued	1,150			586			$ 564
Common stock issued (shares)							(13,244)
Cash dividends declared:
Common stock dividends	(665)				(665)
Preferred stock cash dividend	(188)				(188)
Common stock acquired	(350)						$ (350)
Common stock acquired (shares)							3,324
Common stock awards vested	145			44			$ 101
Common stock awards vested (shares)							(2,389)
Other	(365)			368	4		$ (1)
Other (shares)							12
Ending balance at Dec. 31, 2018	$ 24,737	$ 3,690	$ 504	$ 10,061	$ 20,553	$ (1,356)	$ (8,715)
Ending balance (shares) at Dec. 31, 2018			503,880				123,933